Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2019
Short-term bank loans
Schedule of Short-term bank loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2019	2018

Loan payable to Bank of China Lishui Branch	$4,132,808	$4,808,314
Loan payable to SPD Bank Lishui Branch	2,728,400	2,874,700
Total	$6,861,208	$7,683,014